UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03193
                                   ---------

                         Franklin Tax-Exempt Money Fund
                         ------------------------------
               (Exact name of registrant as specified in charter)

                 One Franklin Parkway, San Mateo, CA 94403-1906
                                                     -----------
                (Address of principal executive offices) (Zip code)

         Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
                                                            ----------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (650) 312-2000
                                                    --------------
Date of fiscal year end: 7/31
                        -----
Date of reporting period: 7/31/08
                          --------

       Item 1. Reports to Stockholders.

                                   (GRAPHIC)

                                 JULY 31, 2008

ANNUAL REPORT AND SHAREHOLDER LETTER

                                    FRANKLIN
                              TAX-EXEMPT MONEY FUND

                                TAX-FREE INCOME

WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?

Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

                    (FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)

                      FRANKLIN - Templeton - Mutual Series

Annual Report

Franklin Tax-Exempt Money Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Tax-Exempt Money Fund seeks to provide as high a level of income exempt from federal income taxes as is consistent with prudent investment management and preservation of capital.(1) The Fund invests at least 80% of its total assets in high-quality, short-term municipal securities free from federal income taxes, including the federal alternative minimum tax, as it seeks to maintain a stable $1.00 share price.

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN WILL FLUCTUATE. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.

This annual report for Franklin Tax-Exempt Money Fund covers the fiscal year ended July 31, 2008.

PERFORMANCE OVERVIEW

Short-term interest rates fell and money market portfolio yields declined during the fiscal year. Largely as a result, Franklin Tax-Exempt Money Fund's seven-day effective yield decreased from 2.93% at the beginning of the period to 1.15% on July 31, 2008.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY OR INSTITUTION. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

ECONOMIC AND MARKET OVERVIEW

During the 12 months ended July 31, 2008, the U.S. economy continued to expand, albeit at a sluggish pace. Gross domestic product growth decelerated sharply and registered a -0.2% annualized growth rate in the fourth quarter of 2007 from a fairly robust growth rate of 4.8% in the preceding quarter. Ongoing weakness in the financial, labor and housing markets and waning investor and consumer confidence led to a pullback in consumer spending. These factors as well as upward inflationary pressures from a weakening U.S. dollar and increasing food, energy and commodity prices weighed on the overall economy. The retrenchment continued in the first quarter of 2008 as the

(1.) For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 9.


                                Annual Report | 3

PERFORMANCE SUMMARY
SYMBOL: FTMXX
7/31/08

Seven-day effective yield(1)   1.15%
Seven-day annualized yield     1.14%
Taxable equivalent yield(2)    1.76%

(1.) Seven-day effective yield assumes the compounding of daily dividends.

(2.) Taxable equivalent yield assumes the 2008 maximum regular federal income tax rate of 35.00%.

Annualized and effective yields are for the seven-day period ended 7/31/08. The Fund's average weighted maturity was 33 days. Yields reflect Fund expenses and fluctuations in interest rates on portfolio investments.

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN WILL FLUCTUATE. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.

economy grew at a 0.9% annualized rate. Economic growth, however, improved in the second quarter and expanded at an upwardly revised 3.3% annualized rate, reflecting strong exports, some improvements in the housing market and a slight uptick in consumer spending.

Volatile oil prices reached a historical high in July, topping $146 per barrel, before retreating to $124 by period-end. July's overall inflation rate was an annual 5.6%, largely due to higher food and energy costs. Core inflation, which excludes such costs, rose at a more moderate 2.5% annual rate; however, this level was above the Federal Reserve Board's (Fed's) informal target range of 1.5%-2.0%.(2) The core personal consumption expenditures price index reported a 12-month increase of 2.4%.(3)

The Fed acted aggressively to restore liquidity and confidence to unsettled financial markets and cut interest rates seven times over the 12-month period, bringing the federal funds target rate to 2.00%. The Fed also implemented a series of unconventional measures aimed at easing strained credit conditions. However, since April 30, the Fed has held rates steady and indicated growing concerns about inflation as it must balance the risks of a slowing economy and mounting inflationary pressures.

Despite the Fed's actions, U.S. Treasuries rallied and financial stocks continued to sell off for most of the reporting period. Fixed income spreads generally widened relative to Treasury yields over the period due to heightened market turbulence. Investors continued to seek the relative safety of short- and intermediate-term U.S. Treasury securities as Treasury yields declined and the yield curve steepened. Short-term, two- and five-year yields declined significantly, with the two-year bill yielding 2.52% at the end of July, down from 4.56% a year earlier. Over the same period, the 10-year U.S. Treasury note yield declined from 4.78% to 3.99%.

INVESTMENT STRATEGY

We invest predominantly in high-quality, short-term municipal securities. Although the Fund tries to invest all of its assets in tax-free securities, it is possible, although not anticipated, that up to 20% of its assets may be in securities that pay taxable interest, including interest that may be subject to federal alternative minimum tax. We maintain a dollar-weighted average portfolio maturity of 90 days or less.

(2.) Source: Bureau of Labor Statistics.

(3.) Source: Bureau of Economic Analysis.


                                4 | Annual Report

MANAGER'S DISCUSSION

Short-term municipal bond yields declined during the reporting period, reflecting increased demand for high-quality, short-term instruments, and the Fed's seven reductions in the federal funds target rate.

The Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index, a benchmark for variable rate securities, which make up a large portion of Franklin Tax-Exempt Money Fund, averaged a rate of 2.72% for the year under review.(4)

During the reporting period, the Fund participated and reinvested in several issues including Oregon State tax anticipation notes, Massachusetts State School Building Authority tax-exempt commercial paper, Chicago Illinois Metropolitan Water Authority Reclamation District general obligation bonds, and Wisconsin State Health and Educational Facilities Authority variable rate demand notes.

Thank you for your continued participation in Franklin Tax-Exempt Money Fund. We look forward to serving your future investment needs.

(4.) Source: Thomson Financial. The SIFMA Municipal Swap Index is a weekly high-grade market index composed of seven-day tax-exempt variable rate demand notes produced by the Municipal Market Data Group. Actual issues are selected from Municipal Market Data's database of more than 10,000 active issues based on several specific criteria.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF JULY 31, 2008, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

PORTFOLIO BREAKDOWN
7/31/08

                               % OF TOTAL
                              INVESTMENTS
                              -----------
Variable Rate Notes              77.5%
Notes & Bonds                    11.1%
Tax-Exempt Commercial Paper      10.7%
Put or Option Tender Bonds        0.7%


                                Annual Report | 5

Your Fund's Expenses

As a Fund shareholder, you can incur two types of costs:

- Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

- Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) of the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.   Divide your account value by $1,000.

     IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

     IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) of the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the Fund's actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                                6 | Annual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

                                           BEGINNING ACCOUNT   ENDING ACCOUNT    EXPENSES PAID DURING
                                              VALUE 2/1/08      VALUE 7/31/08   PERIOD* 2/1/08-7/31/08
                                           -----------------   --------------   ----------------------
Actual                                           $1,000           $1,007.00              $4.09
Hypothetical (5% return before expenses)         $1,000           $1,020.79              $4.12

* Expenses are calculated using the most recent annualized six-month expense ratio of 0.82%, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.


                                Annual Report | 7

Franklin Tax-Exempt Money Fund

FINANCIAL HIGHLIGHTS

                                                                       YEAR ENDED JULY 31,
                                                    --------------------------------------------------------
                                                      2008       2007         2006         2005       2004
                                                    --------   --------     --------     --------   --------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ..............   $   1.00   $   1.00     $   1.00     $   1.00   $   1.00
                                                    --------   --------     --------     --------   --------
Income from investment operations:
   Net investment income ........................      0.021      0.029        0.023        0.011      0.002
   Net realized and unrealized gains (losses) ...         --         --(a)        --(a)        --         --
                                                    --------   --------     --------     --------   --------
Total from investment operations ................      0.021      0.029        0.023        0.011      0.002
                                                    --------   --------     --------     --------   --------
Less distributions from net investment income ...     (0.021)    (0.029)      (0.023)      (0.011)    (0.002)
                                                    --------   --------     --------     --------   --------
Net asset value, end of year ....................   $   1.00   $   1.00     $   1.00     $   1.00   $   1.00
                                                    ========   ========     ========     ========   ========
Total return(b) .................................       2.07%      2.89%        2.36%        1.11%      0.23%
RATIOS TO AVERAGE NET ASSETS
Expenses ........................................       0.79%      0.77%        0.74%        0.73%      0.74%
Net investment income ...........................       2.09%      2.84%        2.32%        1.10%      0.24%
SUPPLEMENTAL DATA
Net assets, end of year (000's) .................   $175,902   $182,227     $183,282     $165,736   $179,372

(a)  Amount rounds to less than $0.001 per share.

(b) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

   The accompanying notes are an integral part of these financial statements.


                                8 | Annual Report

Franklin Tax-Exempt Money Fund

STATEMENT OF INVESTMENTS, JULY 31, 2008

                                                                    PRINCIPAL AMOUNT       VALUE
                                                                    ----------------   -------------
    INVESTMENTS 98.8%
    MUNICIPAL BONDS 98.8%
    ARIZONA 0.6%
(a) Apache County IDA, IDR, Tucson Electric Power Co. Project,
       Springerville Project, Series C, Weekly VRDN and Put,
       2.15%, 12/15/18 ..........................................   $      1,000,000   $   1,000,000
                                                                                       -------------
    COLORADO 5.0%
(a) Colorado Educational and Cultural Facilities Authority
       Revenue, National Jewish Federation Bond Program,
       Refunding, Series D-1, Daily VRDN and Put, 2.10%,
          7/01/36 ...............................................            400,000         400,000
       Series C-4, Daily VRDN and Put, 2.10%, 6/01/37 ...........          3,200,000       3,200,000
(a) Colorado Springs Utilities Revenue, sub. lien, Series A,
       Weekly VRDN and Put, 2.40%, 11/01/29 .....................          5,200,000       5,200,000
                                                                                       -------------
                                                                                           8,800,000
                                                                                       -------------
    CONNECTICUT 2.1%
    Connecticut State GO, Series A, 5.00%, 3/01/09 ..............          3,685,000       3,754,876
                                                                                       -------------
    FLORIDA 12.6%
(a) Collier County Health Facilities Authority Hospital Revenue,
       Cleveland Clinic Health, Refunding, Series C-1, Daily VRDN
       and Put, 2.05%, 1/01/35 ..................................          3,800,000       3,800,000

(a) Florida Higher Education Facilities Financing Authority
       Revenue, St. Thomas University Project, Daily VRDN and
       Put, 2.17%, 1/01/19 ......................................          1,490,000       1,490,000
(a) JEA Electric System Revenue, Refunding,
       Series C-3, Weekly VRDN and Put, 2.00%, 10/01/38 .........          3,000,000       3,000,000
       Series Three C-1, Weekly VRDN and Put, 2.00%, 10/01/34 ...          2,000,000       2,000,000
(a) Lakeland Energy System Revenue, Refunding, Series A, Weekly
       VRDN and Put, 2.05%, 10/01/37 ............................          1,000,000       1,000,000
(a) Martin County IDA, IDR, YMCA Treasure Coast Project, Weekly
       VRDN and Put, 2.25%, 10/01/16 ............................          1,100,000       1,100,000
(a) Orlando-Orange County Expressway Authority Revenue,
       Refunding, Series C1, FSA Insured, Weekly VRDN and Put,
       2.75%, 7/01/25 ...........................................          3,400,000       3,400,000
       Palm Beach County Revenue, TECP, 1.35%, 8/14/08 ..........          2,500,000       2,500,000
(a) Palm Beach County School Board COP, Series B, FSA Insured,
       Weekly VRDN and Put, 2.80%, 8/01/27 ......................          3,800,000       3,800,000
                                                                                       -------------
                                                                                          22,090,000
                                                                                       -------------
    GEORGIA 6.5%
(a) Atlanta Tax Allocation, Westside Project, Series A, Weekly
       VRDN and Put, 2.14%, 12/01/23 ............................          2,690,000       2,690,000
(a) Fulco Hospital Authority Revenue, Anticipation Certificates,
       Shepherd Center Inc. Project, Refunding, Weekly VRDN and
       Put, 2.17%, 9/01/17 ......................................          1,600,000       1,600,000
(a) Metropolitan Atlanta Rapid Transit Authority Sales Tax
       Revenue, Series A, Weekly VRDN and Put, 2.05%, 7/01/25 ...          4,000,000       4,000,000
(a) Roswell Housing Authority MFR, Azalea Park Apartments,
       Refunding, Weekly VRDN and Put, 2.19%, 6/15/25 ...........          3,200,000       3,200,000
                                                                                       -------------
                                                                                          11,490,000
                                                                                       -------------
    ILLINOIS 1.6%
    Chicago Metropolitan Water Reclamation District Greater
       Chicago GO, Capital Improvement, ETM, 5.50%, 12/01/08 ....          2,800,000       2,831,944
                                                                                       -------------


                                Annual Report | 9

Franklin Tax-Exempt Money Fund

                                                                    PRINCIPAL AMOUNT       VALUE
                                                                    ----------------   -------------
    INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    IOWA 1.7%
    Iowa State School Cash Anticipation Program Revenue, Iowa
       School Corps., wts. Certificates, Series B, FSA Insured,
       3.75%, 1/23/09 ...........................................   $      3,000,000   $   3,015,377
                                                                                       -------------
    KENTUCKY 1.7%
(a) Shelby County Lease Revenue, Series A, Daily VRDN and Put,
       2.05%, 9/01/34 ...........................................          3,050,000       3,050,000
                                                                                       -------------
    MARYLAND 3.0%
(a) Washington Suburban Sanitation District GO, BAN, Series A,
       Weekly VRDN and Put, 1.95%, 6/01/23 ......................          5,250,000       5,250,000
                                                                                       -------------
    MASSACHUSETTS 11.9%
(a) Massachusetts State GO, Refunding, Series B, Weekly VRDN and
       Put, 2.10%, 9/01/16 ......................................          7,700,000       7,700,000
(a) Massachusetts State Health and Educational Facilities
       Authority Revenue, Northeastern University, Refunding,
       Series Q, Daily VRDN and Put, 2.12%, 10/01/35 ............          1,300,000       1,300,000
    Massachusetts State School Building Authority Revenue, TECP,
       Series A, 1.55%, 8/27/08 .................................          6,000,000       6,000,000
    Massachusetts State Water Resource Authority, TECP, 1.50%,
       8/18/08 ..................................................          3,000,000       3,000,000
(a) Massachusetts State Water Resources Authority Revenue,
       Multi-Modal, General, Refunding, Sub Series D, Daily VRDN
       and Put, 2.40%, 8/01/17 ..................................          2,950,000       2,950,000
                                                                                       -------------
                                                                                          20,950,000
                                                                                       -------------
    MICHIGAN 1.1%
(a) Michigan State University Revenues, General, Refunding,
       Series B, Weekly VRDN and Put, 2.40%, 2/15/26 ............          1,900,000       1,900,000
                                                                                       -------------
    MINNESOTA 2.5%
(a) Brown County Purchase Revenue, Martin Luther College Project,
       Weekly VRDN and Put, 2.19%, 9/01/24 ......................          1,300,000       1,300,000
(a) Mendota Heights Housing Mortgage Revenue, MF, Series A,
       Weekly VRDN and Put, 2.19%, 11/01/31 .....................            615,000         615,000
(a) Minneapolis MFR, Seven Corners Apartments Project, Weekly
       VRDN and Put, 2.19%, 11/01/31 ............................            250,000         250,000
(a) Minneapolis Revenue, Adjusted Guthrie Theater Project,
       Series A, Weekly VRDN and Put, 2.14%, 10/01/23 ...........          2,200,000       2,200,000
                                                                                       -------------
                                                                                           4,365,000
                                                                                       -------------
    MISSOURI 2.3%
    St. Louis General Fund Revenue, TRAN, 3.25%, 6/30/09 ........          3,000,000       3,039,796
    St. Louis Municipal Finance Corp. Leasehold Revenue, Civil
       Courts Building Project, Refunding, Series A, FSA Insured,
       5.00%, 8/01/08 ...........................................          1,055,000       1,055,000
                                                                                       -------------
                                                                                           4,094,796
                                                                                       -------------
    NEBRASKA 0.7%
(a) Nebraska Educational Finance Authority Revenue, Creighton
       University Projects, Refunding, Daily VRDN and Put, 2.05%,
       7/01/35 ..................................................          1,190,000       1,190,000
                                                                                       -------------
    NEVADA 1.7%
    Clark County TECP, 1.35%, 12/08/08 ..........................          3,000,000       3,000,000
                                                                                       -------------
    NEW HAMPSHIRE 1.5%
(a) New Hampshire Health and Education Facilities Authority
       Revenue, Dartmouth College Issue, Weekly VRDN and Put,
       2.18%, 6/01/32 ...........................................          2,600,000       2,600,000
                                                                                       -------------


                               10 | Annual Report

Franklin Tax-Exempt Money Fund

                                                                    PRINCIPAL AMOUNT       VALUE
                                                                    ----------------   -------------
    INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    NEW JERSEY 1.8%
(a) New Jersey EDA School Revenue, School Facilities
       Construction, Sub Series R-3, Daily VRDN and Put, 2.05%,
       9/01/31 ..................................................   $      2,600,000   $   2,600,000
(a) New Jersey State Turnpike Authority Turnpike Revenue, Series
       C-2, FSA Insured, Weekly VRDN and Put, 2.75%, 1/01/24 ....            500,000         500,000
                                                                                       -------------
                                                                                           3,100,000
                                                                                       -------------
    NEW MEXICO 0.4%
(a) Farmington PCR, Arizona Public Service Co., Refunding, Series
       B, Daily VRDN and Put, 2.40%, 9/01/24 ....................            700,000         700,000
                                                                                       -------------
    NEW YORK 4.0%
(a) Long Island Power Authority Electric System Revenue, Sub
       Series 3A, Weekly VRDN and Put, 1.99%, 5/01/33 ...........          1,300,000       1,300,000
    MTA Transportation Facilities Revenue, TECP, 3.05%,
       8/12/08 ..................................................          4,000,000       4,000,000
(a) New York City Transitional Finance Authority Revenue, Future
       Tax Secured, Series A, Weekly VRDN and Put, 2.11%,
       2/15/30 ..................................................          1,700,000       1,700,000
                                                                                       -------------
                                                                                           7,000,000
                                                                                       -------------
    NORTH CAROLINA 7.0%
(a) Cary GO, Public Improvement, Weekly VRDN and Put, 2.16%,
       6/01/27 ..................................................          2,270,000       2,270,000
(a) North Carolina State GO,
       Public Improvement, Series D, Weekly VRDN and Put, 2.18%,
          5/01/21 ...............................................          4,135,000       4,135,000
       Refunding, Series B, Weekly VRDN and Put, 2.10%,
          6/01/19 ...............................................            600,000         600,000
       Refunding, Series D, Weekly VRDN and Put, 2.10%,
          6/01/19 ...............................................          2,400,000       2,400,000
       Series G, Weekly VRDN and Put, 2.10%, 5/01/21 ............            900,000         900,000
(a) Raleigh COP, Downtown Improvement Projects, Series A, Weekly
       VRDN and Put, 2.16%, 6/01/34 .............................          2,000,000       2,000,000
                                                                                       -------------
                                                                                          12,305,000
                                                                                       -------------
    OHIO 1.9%
(a) Ohio State Water Development Authority Pollution Control
       Facilities Revenue, FirstEnergy General Corp., Refunding,
       Series A, Daily VRDN and Put, 2.18%, 5/15/19 .............          3,300,000       3,300,000
                                                                                       -------------
    OREGON 4.4%
    Oregon State GO,
(a) Series 73G, Weekly VRDN and Put, 2.05%, 12/01/18 ............          2,700,000       2,700,000
       TAN, Series A, 3.00%, 6/30/09 ............................          5,000,000       5,058,275
                                                                                       -------------
                                                                                           7,758,275
                                                                                       -------------
    PENNSYLVANIA 4.9%
(a) Delaware Valley Regional Finance Authority Local Government
       Revenue,
       Series A, Weekly VRDN and Put, 2.10%, 12/01/20 ...........          1,400,000       1,400,000
       Series C, Weekly VRDN and Put, 2.10%, 12/01/20 ...........          1,700,000       1,700,000
(a) Emmaus General Authority Revenue,
       Local Government, Series F-19, Weekly VRDN and Put, 2.15%,
          3/01/24 ...............................................            850,000         850,000
       Sub Series G-19, Weekly VRDN and Put, 2.15%, 3/01/24 .....          1,400,000       1,400,000
(a) Erie Higher Education Building Authority College Revenue,
       Gannon University Project, Series F, Weekly VRDN and Put,
       2.19%, 7/01/13 ...........................................          3,300,000       3,300,000
                                                                                       -------------
                                                                                           8,650,000
                                                                                       -------------


                               Annual Report | 11

Franklin Tax-Exempt Money Fund

                                                                    PRINCIPAL AMOUNT       VALUE
                                                                    ----------------   -------------
    INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    TENNESSEE 3.1%
(a) Metropolitan Government Nashville and Davidson County GO,
       Refunding, Series A, Weekly VRDN and Put, 2.15%,
       5/15/26 ..................................................   $      3,500,000   $   3,500,000
(a) Montgomery County PBA Pooled Financing Revenue, Tennessee
       County Loan Pool, Weekly VRDN and Put, 2.20%, 11/01/27 ...          1,950,000       1,950,000
                                                                                       -------------
                                                                                           5,450,000
                                                                                       -------------
    TEXAS 4.7%
(a) Bexar County HFA, MFR, Altamonte Apartments Project,
       Refunding, Weekly VRDN and Put, 2.19%, 9/15/26 ...........          5,100,000       5,100,011
    Denton ISD, GO, Mandatory Put 8/15/08, Series B, 3.75%,
       8/15/21 ..................................................          1,200,000       1,200,000
(a) San Antonio Hotel Occupancy Texas Revenue, Refunding, sub.
       lien, Weekly VRDN and Put, 2.20%, 8/15/34 ................            700,000         700,000
(a) Texas Water Development Board Revenue, State Revolver, sub
       lien, Refunding, Series A, Daily VRDN and Put, 2.25%,
       7/15/19 ..................................................          1,300,000       1,300,000
                                                                                       -------------
                                                                                           8,300,011
                                                                                       -------------
    UTAH 1.4%
(a) Utah Transit Authority Sales Tax Revenue,
       Sub Series A, Daily VRDN and Put, 2.10%, 6/15/36 .........          1,200,000       1,200,000
       Subordinated, Series B, Daily VRDN and Put, 2.05%,
           6/15/36  .............................................          1,300,000       1,300,000
                                                                                       -------------
                                                                                           2,500,000
                                                                                       -------------
    VIRGINIA 2.3%
(a) Loudoun County Sanitation Authority Water and Sewer Revenue,
       System, Parity Indebtedness, Weekly VRDN and Put, 2.10%,
       1/01/30 ..................................................          4,045,000       4,045,000
                                                                                       -------------
    WISCONSIN 6.4%
(a) University Hospitals and Clinics Authority Revenue,
       Refunding, Series B, Daily VRDN and Put, 2.05%,
       4/01/34 ..................................................          1,000,000       1,000,000
(a) Wisconsin State Health and Educational Facilities Authority
       Revenue,
       Goodwill Industries Inc., Weekly VRDN and Put,
          2.24%, 6/01/28 ........................................          4,255,000       4,255,000
       Meriter Hospital Inc., Series B, Daily VRDN and Put,
          2.22%, 12/01/26 .......................................          6,100,000       6,100,000
                                                                                       -------------
                                                                                          11,355,000
                                                                                       -------------
    TOTAL INVESTMENTS (COST $173,845,279) 98.8% .................                        173,845,279
    OTHER ASSETS, LESS LIABILITIES 1.2% .........................                          2,056,778
                                                                                       -------------
    NET ASSETS 100.0% ...........................................                      $ 175,902,057
                                                                                       =============

See Selected Portfolio Abbreviations on page 13.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

   The accompanying notes are an integral part of these financial statements.


                               12 | Annual Report

Franklin Tax-Exempt Money Fund

STATEMENT OF INVESTMENTS, JULY 31, 2008

SELECTED PORTFOLIO ABBREVIATIONS

BAN  - Bond Anticipation Note
COP  - Certificate of Participation
EDA  - Economic Development Authority
ETM  - Escrow to Maturity
FSA  - Financial Security Assurance Inc.
GO   - General Obligation
HFA  - Housing Finance Authority/Agency
IDA  - Industrial Development Authority/Agency
IDR  - Industrial Development Revenue
ISD  - Independent School District
MF   - Multi-Family
MFR  - Multi-Family Revenue
MTA  - Metropolitan Transit Authority
PBA  - Public Building Authority
PCR  - Pollution Control Revenue
TAN  - Tax Anticipation Note
TECP - Tax-Exempt Commercial Paper
TRAN - Tax and Revenue Anticipation Note

   The accompanying notes are an integral part of these financial statements.


                               Annual Report | 13

Franklin Tax-Exempt Money Fund

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
July 31, 2008

Assets:
   Investments in securities, at amortized cost ..   $173,845,279
   Cash ..........................................          9,877
   Receivables:
      Capital shares sold ........................      2,076,774
      Interest ...................................        564,438
                                                     ------------
         Total assets ............................    176,496,368
                                                     ------------
Liabilities:
   Payables:
      Capital shares redeemed ....................        422,273
      Affiliates .................................         93,213
      Distributions to shareholders ..............         42,521
   Accrued expenses and other liabilities ........         36,304
                                                     ------------
         Total liabilities .......................        594,311
                                                     ------------
            Net assets, at value .................   $175,902,057
                                                     ============
Net assets consist of:
   Paid-in capital ...............................   $175,958,946
   Accumulated net realized gain (loss) ..........        (56,889)
                                                     ------------
            Net assets, at value .................   $175,902,057
                                                     ============
   Shares outstanding ............................    175,964,374
                                                     ============
   Net asset value per share(a) ..................   $       1.00
                                                     ============

(a) Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

   The accompanying notes are an integral part of these financial statements.


                               14 | Annual Report

Franklin Tax-Exempt Money Fund

STATEMENT OF OPERATIONS
for the year ended July 31, 2008

Investment income:
   Interest ......................................................   $5,672,416
                                                                     ----------
Expenses:
   Management fees (Note 3a) .....................................    1,111,033
   Transfer agent fees (Note 3d) .................................      220,942
   Custodian fees ................................................        3,056
   Reports to shareholders .......................................       29,396
   Registration and filing fees ..................................      110,298
   Professional fees .............................................       46,740
   Trustees' fees and expenses ...................................        6,080
   Other .........................................................       26,985
                                                                     ----------
      Total expenses .............................................    1,554,530
                                                                     ----------
         Net investment income ...................................    4,117,886
                                                                     ==========
Net increase (decrease) in net assets resulting from operations ..   $4,117,886
                                                                     ==========

   The accompanying notes are an integral part of these financial statements.


                               Annual Report | 15

Franklin Tax-Exempt Money Fund

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                YEAR ENDED JULY 31,
                                                                                            ---------------------------
                                                                                                2008           2007
                                                                                            ------------   ------------
Increase (decrease) in net assets:
   Operations:
      Net investment income .............................................................   $  4,117,886   $  5,113,277
      Net realized gain (loss) from investments .........................................             --           (393)
                                                                                            ------------   ------------
         Net increase (decrease) in net assets resulting from operations ................      4,117,886      5,112,884
                                                                                            ------------   ------------
   Distributions to shareholders from net investment income .............................     (4,117,886)    (5,107,950)
   Capital share transactions (Note 2) ..................................................     (6,325,161)    (1,059,859)
                                                                                            ------------   ------------
         Net increase (decrease) in net assets ..........................................     (6,325,161)    (1,054,925)
Net assets (there is no undistributed net investment income at beginning or end of year):
   Beginning of year ....................................................................    182,227,218    183,282,143
                                                                                            ------------   ------------
   End of year ..........................................................................   $175,902,057   $182,227,218
                                                                                            ============   ============

   The accompanying notes are an integral part of these financial statements.


                               16 | Annual Report

Franklin Tax-Exempt Money Fund

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Tax-Exempt Money Fund (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as a diversified, open-end investment company, consisting of one fund, the Franklin Tax-Exempt Money Fund
(Fund).

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities are valued at amortized cost which approximates market value. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. All security valuation procedures are approved by the Fund's Board of Trustees.

B. INCOME TAXES

No provision has been made for U.S. income taxes because it is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its income and net realized gains.

The Fund has reviewed the tax positions, taken on federal income tax returns, for each of the three open tax years and as of July 31, 2008, and has determined that no provision for income tax is required in the Fund's financial statements.

C. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividends from net investment income are normally declared daily. Distributions to shareholders are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

D. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                               Annual Report | 17

Franklin Tax-Exempt Money Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

E. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and directors are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At July 31, 2008, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares at $1.00 per share were as follows:

                                                         YEAR ENDED JULY 31,
                                                    -----------------------------
                                                         2008            2007
                                                    -------------   -------------
Shares sold .....................................   $ 425,902,268   $ 203,756,462
Shares issued in reinvestment of distributions ..       4,080,145       5,116,096
Shares redeemed .................................    (436,307,574)   (209,932,417)
                                                    -------------   -------------
Net increase (decrease) .........................   $  (6,325,161)  $  (1,059,859)
                                                    =============   =============

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

SUBSIDIARY                                                      AFFILIATION
----------                                                      ----------------------
Franklin Advisers, Inc. (Advisers)                              Investment manager
Franklin Templeton Services, LLC (FT Services)                  Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)            Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)   Transfer agent


                               18 | Annual Report

Franklin Tax-Exempt Money Fund

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

A. MANAGEMENT FEES

Effective January 1, 2008, the Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

ANNUALIZED FEE RATE   NET ASSETS
-------------------   ---------------------------------------------------
      0.625%          Up to and including $100 million
      0.500%          Over $100 million, up to and including $250 million
      0.450%          Over $250 million, up to and including $7.5 billion
      0.440%          Over $7.5 billion, up to and including $10 billion
      0.430%          Over $10 billion, up to and including $12.5 billion
      0.420%          Over $12.5 billion, up to and including $15 billion
      0.400%          Over $15 billion, up to and including $17.5 billion
      0.380%          Over $17.5 billion, up to and including $20 billion
      0.360%          In excess of $20 billion

Prior to January 1, 2008, the Fund paid fees to Advisers based on the average daily net assets of the Fund as follows:

ANNUALIZED FEE RATE   NET ASSETS
-------------------   ---------------------------------------------------
      0.625%          Up to and including $100 million
      0.500%          Over $100 million, up to and including $250 million
      0.450%          Over $250 million, up to and including $10 billion
      0.440%          Over $10 billion, up to and including $12.5 billion
      0.420%          Over $12.5 billion, up to and including $15 billion
      0.400%          Over $15 billion, up to and including $17.5 billion
      0.380%          Over $17.5 billion, up to and including $20 billion
      0.360%          In excess of $20 billion

B. ADMINISTRATIVE FEES

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

C. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:

Contingent deferred sales charges retained ..   $30,092


                               Annual Report | 19

Franklin Tax-Exempt Money Fund

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

D. TRANSFER AGENT FEES

For the year ended July 31, 2008, the Fund paid transfer agent fees of $220,942, of which $104,486 was retained by Investor Services.

4. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At July 31, 2008, the capital loss carryforwards were as follows:

Capital loss carryforwards expiring in:
   2009 ...............................   $26,572
   2012 ...............................    17,134
   2013 ...............................       932
   2014 ...............................       282
   2015 ...............................    11,574
   2016 ...............................       395
                                          -------
                                          $56,889
                                          =======

On July 31, 2008, the Fund had expired capital loss carryforwards of $8,419, which were reclassified to paid-in capital.

The tax character of distributions paid during the years ended July 31, 2008 and 2007, was as follows:

                                                   2008         2007
                                                ----------   ----------
Distributions paid from tax exempt income ...   $4,117,886   $5,107,950

At July 31, 2008, the cost of investments and undistributed tax exempt income for income tax purposes were as follows:

Cost of investments ........................................   $173,845,279
                                                               ------------
Distributable earnings - undistributed tax exempt income ...   $     42,521
                                                               ------------

5. NEW ACCOUNTING PRONOUNCEMENT

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Trust believes the adoption of SFAS 157 will have no material impact on its financial statements.


                               20 | Annual Report

Franklin Tax-Exempt Money Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF FRANKLIN TAX-EXEMPT MONEY FUND

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Franklin Tax-Exempt Money Fund (the "Fund") at July 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2008 by correspondence with the custodian, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP

San Francisco, California
September 17, 2008


                               Annual Report | 21

Franklin Tax-Exempt Money Fund

TAX DESIGNATION (UNAUDITED)

Under Section 852(b)(5)(A) of the Internal Revenue Code, the Fund designates 100% of the distributions paid from net investment income as exempt-interest dividends for the fiscal year ended July 31, 2008. A portion of the Fund's exempt-interest dividends may be subject to the federal alternative minimum tax. In January 2009, shareholders will be notified of amounts for use in preparing their 2008 income tax returns.


                               22 | Annual Report

Franklin Tax-Exempt Money Fund

BOARD MEMBERS AND OFFICERS

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Fund, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Generally, each board member serves until that person's successor is elected and qualified.

INDEPENDENT BOARD MEMBERS

                                                                  NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                LENGTH OF       FUND COMPLEX OVERSEEN
AND ADDRESS                       POSITION        TIME SERVED         BY BOARD MEMBER*             OTHER DIRECTORSHIPS HELD
----------------------------   --------------   ---------------   -----------------------   -------------------------------------
HARRIS J. ASHTON (1932)        Trustee          Since 1982        143                       Bar-S Foods (meat packing company).
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President,
Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).

ROBERT F. CARLSON (1928)       Trustee          Since 2007        122                       None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Retired; and FORMERLY, Vice President, senior member and past President, Board of Administration, California Public Employees
Retirement Systems (CALPERS) (1971-January 2008); member and Chairman of the Board, Sutter Community Hospitals; member, Corporate
Board, Blue Shield of California; and Chief Counsel, California Department of Transportation.

SAM GINN (1937)                Trustee          Since 2007        122                       Chevron Corporation (global energy
One Franklin Parkway                                                                        company) and ICO Global
San Mateo, CA 94403-1906                                                                    Communications (Holdings) Limited
                                                                                            (satellite company).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Private investor; and FORMERLY, Chairman of the Board, Vodafone AirTouch, PLC (wireless company); Chairman of the Board and Chief
Executive Officer, AirTouch Communications (cellular communications) (1993-1998) and Pacific Telesis Groups (telephone holding company) (1988-1994).

EDITH E. HOLIDAY (1952)        Trustee          Since 2006        143                       Hess Corporation (exploration and
One Franklin Parkway                                                                        refining of oil and gas), H.J. Heinz
San Mateo, CA 94403-1906                                                                    Company (processed foods and allied
                                                                                            products), RTI International Metals,
                                                                                            Inc. (manufacture and distribution
                                                                                            of titanium), Canadian National
                                                                                            Railway (railroad) and White
                                                                                            Mountains Insurance Group, Ltd.
                                                                                            (holding company).
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director or Trustee of various companies and trusts; and FORMERLY, Assistant to the President of the United States and Secretary
of the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary
and Assistant Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).


                               Annual Report | 23

                                                                  NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                LENGTH OF       FUND COMPLEX OVERSEEN
AND ADDRESS                       POSITION        TIME SERVED         BY BOARD MEMBER*             OTHER DIRECTORSHIPS HELD
----------------------------   --------------   ---------------   -----------------------   -------------------------------------
FRANK W.T. LAHAYE (1929)       Trustee          Since 1980        122                       Center for Creative Land Recycling
One Franklin Parkway                                                                        (brownfield redevelopment).
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

General Partner, Las Olas L.P. (Asset Management); and FORMERLY, Chairman, Peregrine Venture Management Company (venture capital).

FRANK A. OLSON (1932)          Trustee          Since 2007        143                       Hess Corporation (exploration and
One Franklin Parkway                                                                        refining of oil and gas) and Sentient
San Mateo, CA 94403-1906                                                                    Jet (private jet service).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Chairman Emeritus, The Hertz Corporation (car rental) (since 2000) (Chairman of the Board (1980-2000) and Chief Executive Officer
(1977-1999)); and FORMERLY, Chairman of the Board, President and Chief Executive Officer, UAL Corporation (airlines).

LARRY D. THOMPSON (1945)       Trustee          Since 2007        143                       None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Vice President - Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (consumer products); and FORMERLY,
Director, Delta Airlines (aviation) (2003-2005) and Providian Financial Corp. (credit card provider) (1997-2001); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of Georgia School of Law (2004); and Deputy Attorney
General, U.S. Department of Justice (2001-2003).

JOHN B. WILSON (1959)          Lead             Trustee since     122                       None
One Franklin Parkway           Independent      2006 and Lead
San Mateo, CA 94403-1906       Trustee          Independent
                                                Trustee since
                                                January 2008

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

President and Founder, Hyannis Port Capital, Inc. (real estate and private equity investing); serves on private and non-profit boards; and FORMERLY, Chief Operating Officer and Executive Vice President, Gap, Inc. (retail) (1996-2000); Chief Financial
Officer and Executive Vice President - Finance Strategy, Staples, Inc. (office supplies) (1992-1996); Executive Vice President -
Corporate Planning, Northwest Airlines, Inc. (airlines) (1990-1992); and Vice President and Partner, Bain & Company (consulting firm) (1986-1990).

INTERESTED BOARD MEMBERS AND OFFICERS

                                                                  NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                LENGTH OF       FUND COMPLEX OVERSEEN
AND ADDRESS                       POSITION        TIME SERVED         BY BOARD MEMBER*             OTHER DIRECTORSHIPS HELD
----------------------------   --------------   ---------------   -----------------------   -------------------------------------
**CHARLES B. JOHNSON (1933)    Trustee and      Trustee since     143                       None
One Franklin Parkway           Chairman of      1980 and
San Mateo, CA 94403-1906       the Board        Chairman of
                                                the Board
                                                since 1993

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Chairman of the Board, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Director, Templeton Worldwide,
Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc.
and of 42 of the investment companies in Franklin Templeton Investments.


                               24 | Annual Report

                                                                  NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                LENGTH OF       FUND COMPLEX OVERSEEN
AND ADDRESS                       POSITION        TIME SERVED         BY BOARD MEMBER*             OTHER DIRECTORSHIPS HELD
----------------------------   --------------   ---------------   -----------------------   -------------------------------------
**GREGORY E. JOHNSON (1961)    Trustee          Since 2007        94                        None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director, President and Chief Executive Officer, Franklin Resources, Inc.; President, Templeton Worldwide, Inc.; Director,
Templeton Asset Management Ltd.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of
Franklin Resources, Inc. and of 33 of the investment companies in Franklin Templeton Investments.

SHEILA AMOROSO (1959)          Vice President   Since 1999        Not Applicable            Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Vice President, Franklin Advisers, Inc.; and officer of eight of the investment companies in Franklin Templeton
Investments.

RAFAEL R. COSTAS, JR. (1965)   Vice President   Since 1999        Not Applicable            Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Vice President, Franklin Advisers, Inc.; and officer of eight of the investment companies in Franklin Templeton
Investments.

JAMES M. DAVIS (1952)          Chief            Chief             Not Applicable            Not Applicable
One Franklin Parkway           Compliance       Compliance
San Mateo, CA 94403-1906       Officer and      Officer since
                               Vice President   2004 and Vice
                               - AML            President - AML
                               Compliance       Compliance
                                                since 2006

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director, Global Compliance, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments; and FORMERLY, Director of Compliance, Franklin Resources,
Inc. (1994-2001).

LAURA F. FERGERSON (1962)      Treasurer,       Treasurer since   Not Applicable            Not Applicable
One Franklin Parkway           Chief            2004, Chief
San Mateo, CA 94403-1906       Financial        Financial
                               Officer and      Officer
                               Chief            and Chief
                               Accounting       Accounting
                               Officer          Officer
                                                since February
                                                2008

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Vice President, Franklin Templeton Services, LLC; officer of 46 of the investment companies in Franklin Templeton Investments;
and FORMERLY, Director and member of Audit and Valuation Committees, Runkel Funds, Inc. (2003-2004); Assistant Treasurer of most of the investment companies in Franklin Templeton Investments (1997-2003); and Vice President, Franklin Templeton Services, LLC
(1997-2003).


                               Annual Report | 25

                                                                  NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                LENGTH OF       FUND COMPLEX OVERSEEN
AND ADDRESS                       POSITION        TIME SERVED         BY BOARD MEMBER*             OTHER DIRECTORSHIPS HELD
----------------------------   --------------   ---------------   -----------------------   -------------------------------------
JIMMY D. GAMBILL (1947)        Vice President   Since February    Not Applicable            Not Applicable
500 East Broward Blvd.                          2008
Suite 2100
Fort Lauderdale,
FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments.

DAVID P. GOSS (1947)           Vice President   Since 2000        Not Applicable            Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Associate General Counsel, Franklin Templeton Investments; officer and director of one of the subsidiaries of Franklin
Resources, Inc.; and officer of 46 of the investment companies in Franklin Templeton Investments.

RUPERT H. JOHNSON, JR.(1940)   President and    President since   Not Applicable            Not Applicable
One Franklin Parkway           Chief            1993 and Chief
San Mateo, CA 94403-1906       Executive        Executive
                               Officer -        Officer -
                               Investment       Investment
                               Management       Management
                                                since 2002

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Director, Franklin Advisers, Inc. and
Templeton Worldwide, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin
Templeton Investments.

KAREN L. SKIDMORE (1952)       Vice President   Since 2006        Not Applicable            Not Applicable
One Franklin Parkway           and Secretary
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Associate General Counsel, Franklin Templeton Investments; and officer of 30 of the investment companies in Franklin
Templeton Investments.

CRAIG S. TYLE (1960)           Vice President   Since 2005        Not Applicable            Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

General Counsel and Executive Vice President, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin
Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments; and FORMERLY, Partner, Shearman &
Sterling, LLP (2004-2005); and General Counsel, Investment Company Institute (ICI) (1997-2004).


                               26 | Annual Report

                                                                  NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                LENGTH OF       FUND COMPLEX OVERSEEN
AND ADDRESS                       POSITION        TIME SERVED         BY BOARD MEMBER*             OTHER DIRECTORSHIPS HELD
----------------------------   --------------   ---------------   -----------------------   -------------------------------------
GALEN G. VETTER (1951)         Senior Vice      Since February    Not Applicable            Not Applicable
500 East Broward Blvd.         President and    2008
Suite 2100                     Chief
Fort Lauderdale,               Executive
FL 33394-3091                  Officer -
                               Finance and
                               Administration

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Vice President, Franklin Templeton Services, LLC; officer of 46 of the investment companies in Franklin Templeton
Investments; and FORMERLY, Managing Director, RSM McGladrey, Inc. (1999-2004); and Partner, McGladrey & Pullen, LLP (1979-1987
and 1991-2004).

THOMAS WALSH (1961)            Vice President   Since 1999        Not Applicable            Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Vice President, Franklin Advisers, Inc.; and officer of eight of the investment companies in Franklin Templeton
Investments.

* We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.

** Charles B. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as officer and director and major shareholder of Franklin Resources, Inc. (Resources), which is the parent company of the Fund's investment manager and distributor. Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Resources.

Note 1: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers and the father and uncle, respectively, of Gregory E. Johnson.

Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

THE SARBANES-OXLEY ACT OF 2002 AND RULES ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION REQUIRE THE FUND TO DISCLOSE WHETHER THE FUND'S AUDIT COMMITTEE INCLUDES AT LEAST ONE MEMBER WHO IS AN AUDIT COMMITTEE FINANCIAL EXPERT WITHIN THE MEANING OF SUCH ACT AND RULES. THE FUND'S BOARD HAS DETERMINED THAT THERE IS AT LEAST ONE SUCH FINANCIAL EXPERT ON THE AUDIT COMMITTEE AND HAS DESIGNATED JOHN B. WILSON AS ITS AUDIT COMMITTEE FINANCIAL EXPERT. THE BOARD BELIEVES THAT MR. WILSON QUALIFIES AS SUCH AN EXPERT IN VIEW OF HIS EXTENSIVE BUSINESS BACKGROUND AND EXPERIENCE, INCLUDING SERVICE AS CHIEF FINANCIAL OFFICER OF STAPLES, INC. FROM 1992 TO 1996. MR. WILSON HAS BEEN A MEMBER AND CHAIRMAN OF THE FUND'S AUDIT COMMITTEE SINCE 2006. AS A RESULT OF SUCH BACKGROUND AND EXPERIENCE, THE BOARD BELIEVES THAT MR. WILSON HAS ACQUIRED AN UNDERSTANDING OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND FINANCIAL STATEMENTS, THE GENERAL APPLICATION OF SUCH PRINCIPLES IN CONNECTION WITH THE ACCOUNTING ESTIMATES, ACCRUALS AND RESERVES, AND ANALYZING AND EVALUATING FINANCIAL STATEMENTS THAT PRESENT A BREADTH AND LEVEL OF COMPLEXITY OF ACCOUNTING ISSUES GENERALLY COMPARABLE TO THOSE OF THE FUND, AS WELL AS AN UNDERSTANDING OF INTERNAL CONTROLS AND PROCEDURES FOR FINANCIAL REPORTING AND AN UNDERSTANDING OF AUDIT COMMITTEE FUNCTIONS. MR. WILSON IS AN INDEPENDENT BOARD MEMBER AS THAT TERM IS DEFINED UNDER THE RELEVANT SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST. SHAREHOLDERS MAY CALL 1-800/DIAL BEN (1-800/342-5236) TO REQUEST THE SAI.


                               Annual Report | 27

Franklin Tax-Exempt Money Fund

SHAREHOLDER INFORMATION

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT

At a meeting held February 25, 2008, the Board of Directors (Board), including a majority of non-interested or independent Directors, approved renewal of the investment management agreement for the Fund. In reaching this decision, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information for the Fund, as well as periodic reports on shareholder services, legal, compliance, and other services provided by the Investment Manager (Manager) and its affiliates. Information furnished specifically in connection with the renewal process included a report for the Fund prepared by Lipper, Inc. (Lipper), an independent organization, as well as a Fund profitability analysis report prepared by management. The Lipper report compared the Fund's investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund profitability analysis report discussed the profitability to Franklin Templeton Investments from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Included with such profitability analysis report was information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager and its affiliates including management's explanation of differences where relevant and a three-year expense analysis with an explanation for any increase in expense ratios. Additional material accompanying such report was a memorandum prepared by management describing project initiatives and capital investments relating to the services provided to the Fund by the Franklin Templeton Investments organization, as well as a memorandum relating to economies of scale and a comparative analysis concerning transfer agent fees charged the Fund.

In considering such materials, the independent Directors received assistance and advice from and met separately with independent counsel. In approving continuance of the investment management agreement for the Fund, the Board, including a majority of independent Directors, determined that the existing management fee structure was fair and reasonable and that continuance of the investment management agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board's decision.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board was satisfied with the nature and quality of the overall services provided by the Manager and its affiliates to the Fund and its shareholders. In addition to investment performance and expenses discussed later, the Board's opinion was based, in part, upon periodic reports furnished them showing that the investment policies and restrictions for the Fund were consistently complied with as well as other reports periodically furnished the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics adopted throughout the Franklin Templeton fund complex, the adherence to fair value pricing procedures established by the Board, and the accuracy of net asset value calculations. The Board also noted the extent of benefits provided Fund shareholders from being part of the Franklin Templeton family of funds, including the right to exchange


                               28 | Annual Report

Franklin Tax-Exempt Money Fund

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. Favorable consideration was given to management's continuous efforts and expenditures in establishing back-up systems and recovery procedures to function in the event of a natural disaster, it being noted that such systems and procedures had functioned smoothly during the Florida hurricanes and blackouts experienced in recent years. Consideration was also given to the experience of the Fund's portfolio management team, the number of accounts managed and general method of compensation. In this latter respect, the Board noted that a primary factor in management's determination of a portfolio manager's bonus compensation was the relative investment performance of the funds he or she managed and that a portion of such bonus was required to be invested in a predesignated list of funds within such person's fund management area so as to be aligned with the interests of Fund shareholders. The Board also took into account the quality of transfer agent and shareholder services provided Fund shareholders by an affiliate of the Manager, noting continuing expenditures by management to increase and improve the scope of such services, periodic favorable reports on such service conducted by third parties, the high industry ranking given to the Franklin Templeton website, and the firsthand experience of individual Board members who deal with the shareholder services department in their capacities as shareholders in one or more of the various Franklin Templeton funds.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings during the year, particular attention in assessing such performance was given to the Lipper report furnished for the agreement renewal. The Lipper report prepared for the Fund showed its investment performance for the year ended December 31, 2007, as well as the previous 10 years ended that date in comparison to a performance universe consisting of the Fund and all retail tax-exempt money market funds as selected by Lipper. The Lipper report showed that the Fund's total return for the one-year period, as well as for the previous three- and five-year periods on an annualized basis was in the second-lowest quintile of such universe, and was in the lowest quintile for the previous 10-year period on an annualized basis. In discussing this comparative performance, management pointed out that the Fund follows a very conservative investment approach with no investments in derivative products or non-rated tier 2 securities, and no investments in securities subject to the alternative minimum tax. Management further pointed out that its total return was close to the median of its performance universe, being within 17 basis points of such median for the annualized 10-year period as shown in the Lipper report. The Board found such performance to be acceptable, noting the points raised by management.

COMPARATIVE EXPENSES. Consideration was given to a comparative analysis of the management fees and total expense ratios of the Fund compared with those of a group of other funds selected by Lipper as its appropriate Lipper expense group under the Lipper report. Prior to making such comparison, the Board relied upon a survey showing that the scope of management advisory


                               Annual Report | 29

Franklin Tax-Exempt Money Fund

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

services covered under the Fund's investment management agreement was similar to those provided by fund managers to other mutual fund groups. In reviewing comparative costs, emphasis was given to the Fund's management fee in comparison with the contractual investment management fee that would have been charged by other funds within its Lipper expense group assuming they were similar in size to the Fund, as well as the actual total expenses of the Fund in comparison with those of its Lipper expense group. The Lipper contractual investment management fee analysis includes administrative charges as being part of a management fee. The results of such comparisons showed the Fund's contractual investment management fee to be in the most expensive quintile of its Lipper expense group, and its actual total expenses to be in the second-highest quintile of such group. In discussing the expense comparisons, management pointed out that this Fund is not actively marketed and largely serves as an alternative investment vehicle for shareholders of the various Franklin/Templeton/Mutual Series Fund families and provides a number of courtesy services to shareholders, including check writing in addition to exchange privileges. The Board found such comparative expenses to be acceptable, noting the points raised by management.

MANAGEMENT PROFITABILITY. The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board reviewed the Fund profitability analysis that addresses the overall profitability of Franklin Templeton's U.S. fund business, as well as its profits in providing management and other services to the Fund. Specific attention was given to the methodology followed in allocating costs to the Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this respect, the Board noted that, while being continuously refined and reflecting changes in the Manager's own cost accounting, the allocation methodology was consistent with that followed in profitability report presentations for the Fund made in prior years and that the Fund's independent registered public accounting firm had been engaged by the Manager to perform certain procedures on a biennial basis, specified and approved by the Manager and the Fund's Board solely for their purposes and use in reference to the profitability analysis. In reviewing and discussing such analysis, management discussed with the Board its belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also took into account management's expenditures in improving shareholder services provided the Fund, as well as the need to meet additional regulatory and compliance requirements resulting from the Sarbanes-Oxley Act and recent SEC and other regulatory requirements. In addition, the Board considered a third-party study comparing the profitability of the Manager's parent on an overall basis as compared to other publicly held managers broken down to show profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses. Based upon its consideration


                               30 | Annual Report

Franklin Tax-Exempt Money Fund

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

of all these factors, the Board determined that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, quality and extent of services provided.

ECONOMIES OF SCALE. The Board also considered whether economies of scale are realized by the Manager as the Fund grows larger and the extent to which this is reflected in the level of management fees charged. While recognizing that any precise determination is inherently subjective, the Board noted that based upon the Fund profitability analysis, it appears that as some funds get larger, at some point economies of scale do result in the Manager realizing a larger profit margin on management services provided such a fund. The Board also noted that economies of scale are shared with a fund and its shareholders through management fee breakpoints so that as a fund grows in size, its effective management fee rate declines. The fee structure under the Fund's investment management agreement provides an initial fee of 0.625% on the first $100 million of net assets; 0.50% on the next $150 million of net assets; and 0.45% of net assets in excess of $250 million with breakpoints thereafter beginning at the $7.5 billion net asset level. The Fund's net assets were approximately $209 million at December 31, 2007, and the Board believed that to the extent any economies of scale may be realized by the Manager and its affiliates, the schedule of fees under the investment management agreement provides a sharing of benefits with the Fund and its shareholders.

PROXY VOTING POLICIES AND PROCEDURES

The Fund's investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Fund's files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


                               Annual Report | 31

                      This page intentionally left blank.

(FRANKLIN TEMPLETON INVESTMENTS LOGO)

One Franklin Parkway
San Mateo, CA 94403-1906

WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?

Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

ANNUAL REPORT AND SHAREHOLDER LETTER
FRANKLIN TAX-EXEMPT
MONEY FUND

INVESTMENT MANAGER
Franklin Advisers, Inc.

DISTRIBUTOR
Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to and from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.



       Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

       Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $20,315 for the fiscal year ended July 31, 2008 and $18,086 for the fiscal year ended July 31, 2007.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $0 for the fiscal year ended July 31, 2008 and $46,000 for the fiscal year ended July 31, 2007. The services for which these fees were paid included tax compliance and advice.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $155 for the fiscal year ended July 31, 2008 and $0 for the fiscal year ended July 31, 2007. The services for which these fees were paid include review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant other than services reported in paragraphs (a)-(c) of Item 4 were $283,922 for the fiscal year ended July 31, 2008 and $0 for the fiscal year ended July 31, 2007. The services for which these fees were paid include review of materials provided to the fund Board in connection with the investment management contract renewal process.


(e) (1) The registrant's audit committee is directly responsible for approving the services to be provided by the auditors, including:

     (i) pre-approval of all audit and audit related services;

     (ii) pre-approval of all non-audit related services to be provided to the Fund by the auditors;

     (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant's investment adviser or to any entity that controls, is controlled by or is under common control with the registrant's investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

     (iv) establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of
     (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs
(b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $284,077 for the fiscal year ended July 31, 2008 and $46,000 for the fiscal year ended July 31, 2007.

(h) The registrant's audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

     Item 5. Audit Committee of Listed Registrants. N/A

     Item 6. Schedule of Investments. N/A

     Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

     Item 8 Portfolio Managers of Closed-End  Management  Investment  Companies.
     N/A

     Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

     Item 10. Submission of Matters to a Vote of Security Holders. There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

     Item 11. Controls and Procedures. (a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The
Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

     Item 12. Exhibits.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Galen G. Vetter, Chief Executive Officer - Finance and Administration, and Laura F. Fergerson, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Galen G. Vetter, Chief Executive Officer - Finance and Administration, and Laura
F. Fergerson, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TAX-EXEMPT MONEY FUND

By /s/GALEN G. VETTER
  ----------------------------------
        Galen G. Vetter
        Chief Executive Officer -
         Finance and Administration
Date    September 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/GALEN G. VETTER
  ----------------------------------
        Galen G. Vetter
        Chief Executive Officer -
         Finance and Administration
Date    September 26, 2008


By /s/LAURA F. FERGERSON
  ---------------------------------
        Laura F. Fergerson
        Chief Financial Officer and
         Chief Accounting Officer
Date    September 26, 2008